FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         May 13, 2005
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $ 566,652 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CARMAX, INC.                   COM       143130102      97178      3085000  SH          SOLE                   3085000
ESPEED INC.                    COM       296643109      29682      3226300  SH          SOLE                   3226300
GENTEX CORP                    COM       371901109      43740      1371145  SH          SOLE                   1371145
INPUT/OUPUT, INC.              COM       457652105       2305       357300  SH          SOLE                    357300
INTEGRATED CIRCUIT SYSTEMS     COM       45811K208      25191      1317500  SH          SOLE                   1317500
J JILL GROUP, INC.             COM       466189107      17911      1301702  SH          SOLE                   1301702
J2 GLOBAL COMMUNICATIONS, INC  COM       46626E205      52346      1525672  SH          SOLE                   1525672
KVH INDUSTRIES INC.            COM       482738101      12180      1336970  SH          SOLE                   1336970
SANDISK CORP.                  COM       80004C101     129337      4652410  SH          SOLE                   4652410
SPECTRALINK CORP.              COM       847580107      25520      1807385  SH          SOLE                   1807385
TALX CORP.                     COM       874918105      24242      1334899  SH          SOLE                   1334899
WEBMD CORP                     COM       94769M105      81712      9613200  SH          SOLE                   9613200
X-RITE INC.                    COM       983857103      25308      1682700  SH          SOLE                   1682700